Shareholder Report, Average Annual Return (Details)	12 Months Ended	13 Months Ended	20 Months Ended	34 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
C000259601 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.93%	4.71%
C000243875 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	37.71%			21.18%
C000254162 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	41.81%		24.58%
Solactive US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.64%	3.50%
S&P 500 Total Return Index ($17,164) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	29.78%			20.99%
S&P 500 Total Return Index ($13,432) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	29.78%		19.38%